Morgan Stanley Dean Witter International SmallCap Fund   Two World Trade Center,
Letter to the Shareholders November 30, 1999            New York, New York 10048


DEAR SHAREHOLDER:

International equity markets rose during the six-month period ended November 30, 1999, driven by a combination of improving growth and continued low inflation. Small-cap stocks participated in the international market rally, outperforming their U.S. counterparts. In October and November, however, mega-cap stocks turned in strong showings in both the international and domestic markets as enthusiasm for technology and telecommunications stocks gained momentum.

In Japan, numerous restructuring initiatives pushed small-cap stocks to levels not seen in many years. These stocks also benefited from the Japanese equity market's new focus on technology, the Internet and outsourcing. The improving national economy enhanced the prospects for earnings growth among Japanese small-caps. Internet-related businesses in Japan are among the least developed in the world and consequently stand to gain significantly from that sector's considerable potential.

In Europe, the pace of merger and acquisition activity continued to accelerate, fueled by industry consolidation. This trend is likely to continue as long as small companies trade at a discount to large ones. As in Asia, Europe's apparent economic upturn has raised expectations for small-cap earnings growth next year.


PERFORMANCE AND PORTFOLIO

For the six-month period ended November 30, 1999, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares produced a total return of 37.05 percent compared to 16.43 percent for the MSCI EAFE Index and 38.56 percent for the Lipper International Small Cap Fund Average. For the same time period, the Fund's Class A, C and D shares returned 37.37 percent, 36.96 percent and 37.67 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.)

Morgan Stanley Dean Witter International SmallCap Fund
Letter to the Shareholders November 30, 1999, continued

Performance continues to be driven by the Fund's exposure to the economic recovery in the Pacific Basin, particularly in Japan, where the Fund has been neutrally weighted and its stock selection has worked in its favor. The Fund's Japanese holdings rose 118 percent for the period. Ryohin Keikaku, a retailer, was the best-performing stock in the portfolio, returning 141 percent. In Asia excluding Japan, positive contributions came from stock selection in Australia, Hong Kong and Singapore.

The Fund's European holdings accounted for nearly 4 percent of its overall return for the period under review, with the strongest performance posted by holdings in Ireland and Spain. Within the European markets, the best-performing sectors included services, electronics and consumer goods.

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, does not anticipate any major changes to the Fund's regional composition in the coming months. At the end of the period under review, the Fund was slightly overweighted in continental Europe and underweighted in the United Kingdom, Japan and the Pacific Basin.


LOOKING AHEAD

While small-cap stocks rebounded in 1999, the sub-advisor believes the potential remains for an even broader resurgence. The sub-advisor anticipates that a further narrowing of the valuation gap between large-caps and small-caps, continued merger-and-acquisition activity in the small-cap sector and maturation of the nascent economic recoveries in Europe and Japan may lead to such a scenario.

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to continuing to serve your investment objectives.




Very truly yours,



/s/ CHARLES A. FIUMEFREDDO                  /s/ MITCHELL M. MERIN
--------------------------                  ---------------------
    CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
    Chairman of the Board                       President

Morgan Stanley Dean Witter International SmallCap Fund
Fund Performance November 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS A SHARES*
--------------------------------------------

PERIOD ENDED 11/30/99
---------------------
1 Year                            58.96%(1)        50.62%(2)
Since Inception (7/28/97)         14.25%(1)        11.65%(2)



                        CLASS B SHARES**
--------------------------------------------

PERIOD ENDED 11/30/99
---------------------
1 Year                            58.27%(1)        53.27%(2)
5 Years                            7.11%(1)         6.81%(2)
Since Inception (7/29/94)          4.39%(1)         4.23%(2)



                        CLASS C SHARES+
--------------------------------------------
PERIOD ENDED 11/30/99
---------------------
1 Year                            58.53%(1)        57.53%(2)
Since Inception (7/28/97)         13.61%(1)        13.61%(2)



               CLASS D SHARES++
--------------------------------------------
PERIOD ENDED 11/30/99
---------------------
1 Year                            59.69%(1)
Since Inception (7/28/97)         14.41%(1)



Past performance is not predictive of future returns

---------------
  (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
  (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
  * The maximum front-end sales charge for Class A is 5.25%. ** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
  + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
  ++  Class D shares have no sales charge.

Morgan Stanley Dean Witter International SmallCap Fund
Portfolio of Investments November 30, 1999 (unaudited) continued

     NUMBER OF
      SHARES                                                VALUE
------------------   -----------------------------------------------------
                     COMMON AND PREFERRED STOCKS (97.6%)
                     AUSTRALIA (3.4%)
                     Building Products
1,377,214            Parbury Ltd. .......................   $   350,198
                                                            -----------
                     Diversified Commercial Services
 373,800             Ausdoc Group Ltd. ..................       665,349
                                                            -----------
                     Hospital/Nursing Management
 321,200             Ramsay Health Care Ltd. ............       200,103
                                                            -----------
                     Multi-Sector Companies
 137,400             Pacific Dunlop Ltd. ................       184,298
                                                            -----------
                     Office/Plant Automation
 158,299             E.R.G. Ltd. ........................       825,172
                                                            -----------
                     Water Supply
 211,200             Neverfail Springwater Ltd. .........       402,780
                                                            -----------
                     TOTAL AUSTRALIA ....................     2,627,900
                                                            -----------
                     DENMARK (1.1%)
                     International Banks
  20,640             Sydbank A/S ........................       849,981
                                                            -----------
                     FINLAND (5.3%)
                     Building Products
  23,430             Kone Corp. (B Shares) ..............       968,603
                                                            -----------
                     Construction/Agricultural
                     Equipment/Trucks
  23,255             KCI Konecranes International
                       PLC ..............................       638,959
                                                            -----------
                     Electronic Components
  32,480             Perlos Oyj .........................       573,118
  60,140             Teleste Oyj* .......................       472,379
                                                            -----------
                                                              1,045,497
                                                            -----------
                     Industrial Machinery/Components
  16,400             Metso Oyj* .........................       177,763
 162,229             Rapala Normark Corp.* ..............       768,805
                                                            -----------
                                                                946,568
                                                            -----------
                     Paper
  40,420             Metsa Tissue Corp. .................       495,179
                                                            -----------
                     TOTAL FINLAND ......................     4,094,806
                                                            -----------

     NUMBER OF
      SHARES                                                VALUE
------------------   -----------------------------------------------------

                     FRANCE (4.4%)
                     Consumer Electronics/Appliances
   6,930             Thomson Multimedia .................   $   300,463
                                                            -----------
                     Consumer Specialties
  18,847             Europeenne d'Extincteurs ...........       742,463
                                                            -----------
                     Environmental Services
   8,800             Alliance et Gestion Commerciale            694,759
                                                            -----------
                     Fluid Controls
  18,800             Groupe Legris Industries S.A. ......       720,329
                                                            -----------
                     Office Equipment/Supplies
  14,340             Neopost S.A.* ......................       592,820
                                                            -----------
                     Textiles
   6,560             Chargeurs S.A. .....................       329,069
                                                            -----------
                     TOTAL FRANCE .......................     3,379,903
                                                            -----------
                     GERMANY (5.0%)
                     Auto Parts: O.E.M.
  27,628             Beru AG ............................       644,897
                                                            -----------
                     Building Materials
  20,400             Dyckerhoff AG (Pref.) ..............       596,510
                                                            -----------
                     Home Furnishings
   5,440             WMF - Wuerttembergische
                     Metallwarenfabrik AG (Pref.) .......        70,759
                                                            -----------
                     Industrial Machinery/Components
   3,861             Sartorius AG (Pref.) ...............       700,748
  30,429             Winkler & Duennebier ...............       441,815
                                                            -----------
                                                              1,142,563
                                                            -----------
                     Medical/Nursing Services
  29,746             Marseille-Kliniken AG ..............       328,422
                                                            -----------
                     Other Specialty Stores
  36,917             Moebel Walther AG -
                       Vorzugsakt .......................       316,399
                                                            -----------
                     Recreational Products/Toys
   8,960             Zapf Creation AG ...................       264,255
                                                            -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Portfolio of Investments November 30, 1999 (unaudited) continued

     NUMBER OF
      SHARES                                                  VALUE
------------------   -------------------------------------------------------
                     Specialty Foods/Candy
        6,447        Kamps AG .............................   $   451,785
                                                              -----------
                     TOTAL GERMANY ........................     3,815,590
                                                              -----------
                     HONG KONG (1.3%)
                     Cellular Telephone
    101,500          SmarTone Telecommunications
                       Holdings Ltd. ......................       497,895
                                                              -----------
                     Medical Specialties
1,128,000            Moulin International Holdings
                       Ltd. ...............................       106,018
                                                              -----------
                     Other Telecommunications
  128,300            Asia Satellite Telecommunications
                     Holdings Ltd. ........................       386,535
                                                              -----------
                     TOTAL HONG KONG ......................       990,448
                                                              -----------
                     IRELAND (0.7%)
                     International Banks
  234,000            Anglo Irish Bank Corp. PLC ...........       549,680
                                                              -----------
                     ITALY (1.9%)
                     International Banks
   34,700            Banca Popolare di Bergamo
                       Credito Varesino SpA ...............       654,276
                                                              -----------
                     Office Equipment/Supplies
   89,500            Buffetti SpA .........................       810,381
                                                              -----------
                     TOTAL ITALY ..........................     1,464,657
                                                              -----------
                     JAPAN (43.4%)
                     Airlines
    6,000            H.I.S. Co., Ltd. .....................       426,471
                                                              -----------
                     Apparel
    8,000            Nagaileben Co., Ltd. .................       360,784
                                                              -----------
                     Beverages - Non-Alcoholic
    7,500            Itoen, Ltd. ..........................       912,500
                                                              -----------
                     Books/Magazines
    7,500            Shobunsha Publications, Inc. .........       537,500
                                                              -----------
                     Clothing/Shoe/Accessory Stores
    9,300            Ryohin Keikaku Co., Ltd. .............     2,192,794
                                                              -----------

     NUMBER OF
      SHARES                                                  VALUE
------------------   -------------------------------------------------------

                     Computer Software
    2,000            Alpha Systems Inc. ...................   $   356,863
    4,000            CAC Corp. ............................       221,569
   10,000            Creo Co., Ltd. .......................       164,706
    4,000            Fuji Soft ABC Inc. ...................       343,137
    4,500            Trend Micro Inc. .....................       957,353
                                                              -----------
                                                                2,043,628
                                                              -----------
                     Consumer Electronics/Appliances
    8,000            Shinwa Co., Ltd. .....................       154,510
   18,000            Yokowo Co., Ltd. .....................       360,000
                                                              -----------
                                                                  514,510
                                                              -----------
                     Consumer Sundries
    9,000            Aderans Co., Ltd. ....................       404,118
                                                              -----------
                     Containers/Packaging
    4,500            FP Corp. .............................       286,765
    4,300            Fuji Seal, Inc. ......................       261,373
                                                              -----------
                                                                  548,138
                                                              -----------
                     Diversified Commercial Services
    1,500            Bellsystem 24, Inc. ..................     1,720,588
       15            Goodwill Group, Inc. .................     1,102,941
                                                              -----------
                                                                2,823,529
                                                              -----------
                     Diversified Electronic Products
      800            Funai Electric Co., Ltd. .............       501,177
                                                              -----------
                     Drugstore Chains
    6,800            Matsumotokiyoshi Co. .................       578,667
    2,700            Tsuruha Co., Ltd. ....................       397,059
                                                              -----------
                                                                  975,726
                                                              -----------
                     E.D.P. Peripherals
    9,000            Tokki Corp. ..........................       264,706
                                                              -----------
                     E.D.P. Services
        2            Acces Co., Ltd. ......................       251,176
    2,900            Fujitsu Support & Services Inc. ......     1,222,549
   18,000            MKC-Stat Corp. .......................       511,765
                                                              -----------
                                                                1,985,490
                                                              -----------
                     Electrical Products
    9,000            Cosel Co., Ltd. ......................       264,706
   12,000            Hosiden Corp. ........................       494,118
    5,300            Nidec Corp. ..........................     1,208,088
   27,000            Ushio Inc. ...........................       351,000
                                                              -----------
                                                                2,317,912
                                                              -----------
                     Electronic Components
    7,000            Zuken Inc. ...........................       287,549
                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Portfolio of Investments November 30, 1999 (unaudited) continued

     NUMBER OF
      SHARES                                                VALUE
------------------   -----------------------------------------------------
                     Electronic Production Equipment
    5,300            Disco Corp. ........................   $ 1,070,392
    7,000            Fujimi Inc. ........................       329,412
    4,300            Tokyo Seimitsu Co., Ltd. ...........       585,980
                                                            -----------
                                                              1,985,784
                                                            -----------
                     Farming/Seeds/Milling
  35,000             Fuji Oil Co., Ltd. .................       278,627
                                                            -----------
                     Finance Companies
   5,800             Aeon Credit Service Co., Ltd. ......     1,030,353
                                                            -----------
                     Food Chains
   8,000             Circle K Japan Co., Ltd. ...........       352,941
   5,000             Matsuya Foods Co., Ltd. ............       274,510
                                                            -----------
                                                                627,451
                                                            -----------
                     Home Building
     500             Higashi Nihon House Co. ............         2,206
                                                            -----------
                     Industrial Machinery/Components
   9,000             Fuji Machine Manufacturing
                       Co., Ltd. ........................       525,882
  15,000             THK Co., Ltd. ......................       583,824
   7,000             Union Tool Co. .....................       809,804
                                                            -----------
                                                              1,919,510
                                                            -----------
                     Industrial Specialties
   2,000             Taiyo Ink Manufacturing Co.,
                       Ltd. .............................       290,196
                                                            -----------
                     Meat/Poultry/Fish
  20,000             Yonekyu Corp. ......................       278,431
                                                            -----------
                     Other Specialty Stores
   6,000             Nitori Co. .........................       244,118
   2,700             Otsuka Kagu Ltd. ...................       844,412
  11,500             Tsutsumi Jewelry Co., Ltd. .........       358,529
                                                            -----------
                                                              1,447,059
                                                            -----------
                     Package Goods/Cosmetics
  20,000             Combi Corp. ........................       309,804
   2,000             Fancl Corp. ........................       709,804
   3,000             Milbon Co. Ltd. ....................       429,412
                                                            -----------
                                                              1,449,020
                                                            -----------
                     Real Estate
     700             Chubu Sekiwa Real Estate, Ltd.               5,490
  25,000             Sekiwa Real Estate, Ltd. ...........       169,118
                                                            -----------
                                                                174,608
                                                            -----------

     NUMBER OF
      SHARES                                                VALUE
------------------   -----------------------------------------------------

                     Recreational Products/Toys
   3,500             Tomy Co., Ltd. .....................   $   260,784
                                                            -----------
                     Restaurants
   9,500             Doutor Coffee Co., Ltd. ............     1,015,196
   9,500             Saint Marc Co., Ltd. ...............       312,010
   5,000             Saizeriya Co., Ltd. ................       495,098
  14,000             Watami Food Service Co., Ltd. ......     1,125,490
                                                            -----------
                                                              2,947,794
                                                            -----------
                     Services to the Health Industry
   6,000             Nichii Gakkan Co. ..................     1,235,882
                                                            -----------
                     Specialty Chemicals
   3,500             Sony Chemicals Corp. ...............       368,529
                                                            -----------
                     Specialty Foods/Candy
   8,200             Ariake Japan Co., Ltd. .............       524,157
  20,000             Fujicco Co., Ltd. ..................       450,980
   8,000             Rock Field Co., Ltd. ...............       352,941
                                                            -----------
                                                              1,328,078
                                                            -----------
                     Telecommunications Equipment
  25,000             Denki Kogyo Co., Ltd. ..............       215,931
                                                            -----------
                     Wholesale Distributors
   4,300             Misumi Corp. .......................       318,284
                                                            -----------
                     TOTAL JAPAN ........................    33,255,059
                                                            -----------
                     NETHERLANDS (5.9%)
                     Engineering & Construction
  13,050             GTI Holding NV .....................       257,903
  16,900             Hollandsche Beton Groep NV .........       153,362
                                                            -----------
                                                                411,265
                                                            -----------
                     Farming/Seeds/Milling
  26,692             Nutreco Holding NV .................       780,493
                                                            -----------
                     Medical/Dental Distributors
  30,000             Apothekers Cooperatie OPG NV               657,916
                                                            -----------
                     Multi-Sector Companies
  21,000             Internatio-Muller NV ...............       364,198
                                                            -----------
                     Office Equipment/Supplies
  30,833             Samas Groep NV .....................       387,057
                                                            -----------
                     Package Goods/Cosmetics
  24,493             Benckiser NV (B Shares) ............     1,494,126
                                                            -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Portfolio of Investments November 30, 1999 (unaudited) continued

     NUMBER OF
      SHARES                                                 VALUE
------------------   ------------------------------------------------------
                     Wholesale Distributors
    25,190           Buhrmann NV .........................   $   396,479
                                                             -----------
                     TOTAL NETHERLANDS ...................     4,491,534
                                                             -----------
                     NEW ZEALAND (2.6%)
                     Casino/Gambling
    96,843           Sky City Ltd. .......................       362,375
                                                             -----------
                     Diversified Commercial Services
  221,500            Auckland Intl Airport Ltd. ..........       322,510
                                                             -----------
                     Engineering & Construction
  590,300            Fletcher Challenge Building .........       745,294
                                                             -----------
                     Wholesale Distributors
  184,300            Fisher & Paykel Industries Ltd.             577,037
                                                             -----------
                     TOTAL NEW ZEALAND ...................     2,007,216
                                                             -----------
                     NORWAY (1.7%)
                     Construction/Agricultural
                       Equipment/Trucks
   27,860            Kverneland ASA ......................       501,073
                                                             -----------
                     International Banks
   34,680            Sparebanken NOR .....................       804,401
                                                             -----------
                     TOTAL NORWAY ........................     1,305,474
                                                             -----------
                     SINGAPORE (0.9%)
                     Metals Fabrications
  234,000            Natsteel Broadway Ltd. ..............       327,600
                                                             -----------
                     Precision Instruments
   98,000            Avimo Group Ltd. ....................       174,261
                                                             -----------
                     Specialty Foods/Candy
  120,000            Want Want Holdings ..................       175,200
                                                             -----------
                     TOTAL SINGAPORE .....................       677,061
                                                             -----------
                     SPAIN (1.8%)
                     E.D.P. Services
   55,500            Amadeus Global Travel
                       Distribution S.A. (A Shares)* .....       436,493
                                                             -----------
                     Paper
   33,709            Miquel y Costas & Miquel, S.A. ......       907,501
                                                             -----------
                     TOTAL SPAIN .........................     1,343,994
                                                             -----------

     NUMBER OF
      SHARES                                                 VALUE
------------------   ------------------------------------------------------
                     SWEDEN (3.0%)
                     Construction/Agricultural
                       Equipment/Trucks
   19,740            Svedala Industri AB .................   $   330,624
                                                             -----------
                     Hotels/Resorts
   69,930            Scandic Hotels AB ...................       616,449
                                                             -----------
                     Industrial Machinery/Components
   27,300            Haldex AB ...........................       295,205
                                                             -----------
                     Medical/Nursing Services
   45,630            Nobel Biocare AB ....................       659,672
                                                             -----------
                     Tobacco
  117,000            Swedish Match AB ....................       418,053
                                                             -----------
                     TOTAL SWEDEN ........................     2,320,003
                                                             -----------
                     SWITZERLAND (5.1%)
                     Advertising
      655            Publigroupe S.A. ....................       610,069
                                                             -----------
                     Building Products
    1,170            Zehnder Holdings AG .................       633,228
                                                             -----------
                     E.D.P. Peripherals
    1,010            Logitech International S.A.
                       (Registered Shares) .................       235,815
                                                             -----------
                     Industrial Machinery/Components
      295            Bobst AG (Bearer Shares) ............       343,455
                                                             -----------
                     Medical Specialties
    3,220            Sulzer Medica AG (Registered
                       Shares) ...........................       607,930
                                                             -----------
                     Other Specialty Stores
    2,745            Valora Holding AG ...................       663,361
                                                             -----------
                     Printing/Forms
    1,700            Edipresse S.A. (Bearer Shares) ......       797,042
                                                             -----------
                     TOTAL SWITZERLAND ...................     3,890,900
                                                             -----------
                     UNITED KINGDOM (10.1%)
                     Broadcasting
   38,100            Capital Radio PLC ...................       831,064
   27,900            Scottish Media Group PLC ............       415,971
                                                             -----------
                                                               1,247,035
                                                             -----------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Portfolio of Investments November 30, 1999 (unaudited) continued


 NUMBER OF
   SHARES                                              VALUE
-----------   -------------------------------------------------------
              Building Products
 203,350      SIG PLC ..............................   $   789,636
                                                       -----------
              Department Stores
  58,240      Le Riche Group Ltd. ..................       418,804
                                                       -----------
              Industrial Machinery/Components
 174,300      Money Controls PLC ...................       439,383
 349,900      The Six Hundred Group PLC ............       371,828
                                                       -----------
                                                           811,211
                                                       -----------
              Meat/Poultry/Fish
 639,800      Bernard Matthews PLC .................     1,196,209
                                                       -----------
              Other Consumer Services
 150,100      Northern Leisure PLC .................       407,762
                                                       -----------
              Other Pharmaceuticals
 128,600      Seton Scholl Healthcare PLC ..........     1,298,778
                                                       -----------
              Paper
 104,500      Bunzl PLC ............................       554,410
                                                       -----------
              Real Estate
 201,900      NHP PLC ..............................       554,934
                                                       -----------
              Wholesale Distributors
 246,400      Time Products PLC ....................       404,575
                                                       -----------
              TOTAL UNITED KINGDOM .................     7,683,354
                                                       -----------


TOTAL INVESTMENTS
(Identified Cost $57,586,981) (a).........       97.6%     74,747,560
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES ....................        2.4       1,839,361
                                                -----      ----------
NET ASSETS ...............................      100.0%    $76,586,921
                                                =====     ===========

--------------------------------
  *   Non-income producing security.
  (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $22,420,070 and the aggregate gross unrealized depreciation is $5,259,491, resulting in net unrealized appreciation of $17,160,579.


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1999:


  CONTRACTS TO      IN EXCHANGE     DELIVERY    UNREALIZED
     DELIVER            FOR           DATE     APPRECIATION
---------------- ----------------- ---------- -------------
GBP   383,084    $       613,892   12/01/99       $1,724
$     230,610    SEK   1,963,646   12/01/99          190
                                                  ------
  Total unrealized appreciation ...........       $1,914
                                                  ======

Currency Abbreviations:
-----------------------
GBP British Pound.
SEK Swedish Krona.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Summary of Investments November 30, 1999 (unaudited)

                                                         PERCENT OF
INDUSTRY                                     VALUE       NET ASSETS
-------------------------------------------------------------------
Advertising ..........................   $   610,069      0.8%
Airlines .............................       426,471      0.6
Apparel ..............................       360,784      0.5
Auto Parts: O.E.M. ...................       644,897      0.8
Beverages - Non-Alcoholic ............       912,500      1.2
Books/Magazines ......................       537,500      0.7
Broadcasting .........................     1,247,034      1.6
Building Materials ...................       596,510      0.8
Building Products  ...................     2,741,665      3.6
Casino/Gambling ......................       362,375      0.5
Cellular Telephone ...................       497,895      0.7
Clothing/Shoe/Accessory Stores  ......     2,192,794      2.9
Computer Software ....................     2,043,628      2.7
Construction/Agricultural
   Equipment/Trucks ..................     1,470,656      1.9
Consumer Electronics/Appliances  .....       814,973      1.1
Consumer Specialties  ................       742,463      1.0
Consumer Sundries ....................       404,118      0.5
Containers/Packaging .................       548,138      0.7
Department Stores ....................       418,804      0.5
Diversified Commercial Services ......     3,811,388      5.0
Diversified Electronic Products ......       501,177      0.6
Drugstore Chains .....................       975,726      1.3
E.D.P. Peripherals ...................       500,521      0.6
E.D.P. Services ......................     2,421,983      3.2
Electrical Products ..................     2,317,912      3.1
Electronic Components  ...............     1,333,046      1.7
Electronic Production Equipment  .....     1,985,784      2.6
Engineering & Construction ...........     1,156,559      1.5
Environmental Services ...............       694,759      0.9
Farming/Seeds/Milling  ...............     1,059,120      1.4
Finance Companies ....................     1,030,353      1.3
Fluid Controls .......................       720,329      0.9
Food Chains ..........................       627,451      0.8
Home Building  .......................         2,206      0.0
Home Furnishings .....................        70,759      0.0
Hospital/Nursing Management ..........       200,103      0.3
Hotels/Resorts .......................       616,449      0.8

                                                          PERCENT OF
INDUSTRY                                     VALUE        NET ASSETS
-------------------------------------------------------------------

Industrial Machinery/Components .....   $ 5,458,512           7.3%
Industrial Specialties ..............       290,196           0.3
International Banks .................     2,858,338           3.8
Meat/Poultry/Fish  ..................     1,474,640           2.0
Medical Specialties .................       713,948           0.9
Medical/Dental Distributors .........       657,916           0.9
Medical/Nursing Services ............       988,094           1.3
Metals Fabrications .................       327,600           0.4
Multi-Sector Companies ..............       548,496           0.7
Office Equipment/Supplies ...........     1,790,258           2.3
Office/Plant Automation  ............       825,172           1.1
Other Consumer Services .............       407,762           0.5
Other Pharmaceuticals  ..............     1,298,778           1.7
Other Specialty Stores ..............     2,426,819           3.2
Other Telecommunications ............       386,535           0.5
Package Goods/Cosmetics  ............     2,943,146           3.9
Paper ...............................     1,957,090           2.6
Precision Instruments ...............       174,261           0.2
Printing/Forms  .....................       797,042           1.0
Real Estate .........................       729,542           0.9
Recreational Products/Toys  .........       525,040           0.7
Restaurants .........................     2,947,794           3.9
Services to the Health Industry .....     1,235,882           1.6
Specialty Chemicals  ................       368,529           0.4
Specialty Foods/Candy ...............     1,955,063           2.6
Telecommunications Equipment  .......       215,931           0.2
Textiles ............................       329,069           0.4
Tobacco .............................       418,053           0.5
Water Supply  .......................       402,780           0.5
Wholesale Distributors ..............     1,696,375           2.2
                                        -----------          ----
                                        $74,747,560          97.6%
                                        ===========          ====

                                                PERCENT OF
TYPE OF INVESTMENT                 VALUE        NET ASSETS
----------------------------------------------------------
Common Stocks .............   $73,379,543          95.8%
Preferred Stocks  .........     1,368,017           1.8
                              -----------          ----
                              $74,747,560          97.6%
                              ===========          ====

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
  (identified cost $57,586,981) .......................................    $74,747,560
Cash (including $2,012,250 in foreign currency) .......................      4,717,565
Unrealized appreciation on forward foreign currency contracts .........          1,914
Receivable for:
   Investments sold ...................................................        864,354
   Shares of beneficial interest sold .................................        148,906
   Foreign withholding taxes reclaimed ................................         62,761
   Dividends ..........................................................         57,183
Prepaid expenses and other assets .....................................         56,967
                                                                           -----------
   TOTAL ASSETS .......................................................     80,657,210
                                                                           -----------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ..........................      2,043,901
   Investments purchased ..............................................      1,800,801
   Investment management fee ..........................................         82,054
   Plan of distribution fee ...........................................         68,399
Accrued expenses and other payables ...................................         75,134
                                                                           -----------
   TOTAL LIABILITIES ..................................................      4,070,289
                                                                           -----------
   NET ASSETS .........................................................    $76,586,921
                                                                           ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital .......................................................    $71,931,990
Net unrealized appreciation ...........................................     17,157,383
Accumulated net investment loss .......................................       (738,568)
Accumulated net realized loss .........................................    (11,763,884)
                                                                           -----------
   NET ASSETS .........................................................    $76,586,921
                                                                           ===========
CLASS A SHARES:
Net Assets ............................................................     $1,713,174
Shares Outstanding (unlimited authorized, $.01 par value) .............        140,005
   NET ASSET VALUE PER SHARE ..........................................         $12.24
                                                                                ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..................         $12.92
                                                                                ======
CLASS B SHARES:
Net Assets ............................................................    $72,894,720
Shares Outstanding (unlimited authorized, $.01 par value) .............      6,044,595
   NET ASSET VALUE PER SHARE ..........................................         $12.06
                                                                                ======
CLASS C SHARES:
Net Assets ............................................................       $794,693
Shares Outstanding (unlimited authorized, $.01 par value) .............         65,781
   NET ASSET VALUE PER SHARE ..........................................         $12.08
                                                                                ======
CLASS D SHARES:
Net Assets ............................................................     $1,184,334
Shares Outstanding (unlimited authorized, $.01 par value) .............         96,436
   NET ASSET VALUE PER SHARE ..........................................         $12.28
                                                                                ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 1999 (unaudited)


NET INVESTMENT LOSS:
INCOME
Dividends (net of $60,361 foreign withholding tax) ...................     $   440,836
Interest .............................................................          73,121
                                                                           -----------
   TOTAL INCOME ......................................................         513,957
                                                                           -----------
EXPENSES
Investment management fee ............................................         383,503
Plan of distribution fee (Class A shares) ............................           2,005
Plan of distribution fee (Class B shares) ............................         319,751
Plan of distribution fee (Class C shares) ............................           2,582
Transfer agent fees and expenses .....................................          64,130
Professional fees ....................................................          55,399
Registration fees ....................................................          32,154
Shareholder reports and notices ......................................          31,061
Custodian fees .......................................................          24,204
Trustees' fees and expenses ..........................................           6,211
Organizational expenses ..............................................           5,428
Other ................................................................           9,462
                                                                           -----------
   TOTAL EXPENSES ....................................................         935,890
                                                                           -----------
   NET INVESTMENT LOSS ...............................................        (421,933)
                                                                           -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain/loss on:
   Investments .......................................................       9,858,510
   Foreign exchange transactions .....................................         (53,333)
                                                                           -----------
   NET GAIN ..........................................................       9,805,177
                                                                           -----------
Net change in unrealized appreciation/depreciation on:
   Investments .......................................................      11,219,852
   Translation of forward foreign currency contracts, other assets and
     liabilities denominated in foreign currencies ...................         (54,970)
                                                                           -----------
   NET APPRECIATION ..................................................      11,164,882
                                                                           -----------
   NET GAIN ..........................................................      20,970,059
                                                                           -----------
NET INCREASE .........................................................     $20,548,126
                                                                           ===========



                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE SIX         FOR THE YEAR
                                                             MONTHS ENDED           ENDED
                                                          NOVEMBER 30, 1999      MAY 31, 1999
---------------------------------------------------------------------------------------------
                                                              (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................      $   (421,933)      $  (462,452)
Net realized gain (loss) .............................         9,805,177           (11,470)
Net change in unrealized appreciation ................        11,164,882        (1,640,939)
                                                            ------------       -----------
   NET INCREASE (DECREASE) ...........................        20,548,126        (2,114,861)
                                                            ------------       -----------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................         6,118,121       (19,169,987)
                                                            ------------       -----------
   NET INCREASE (DECREASE) ...........................        26,666,247       (21,284,848)
NET ASSETS:
Beginning of period ..................................        49,920,674        71,205,522
                                                            ------------       -----------
   END OF PERIOD
   Including accumulated net investment losses of
   $738,568 and $316,635, respectively) ..............      $ 76,586,921       $49,920,674
                                                            ============       ===========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited)

1.  ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited) continued

(valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited) continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of July 29, 1999.


2.  INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.


3.  PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited) continued

"Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Sub-Advisor and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,482,256 at November 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited) continued

broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A and Class B shares of $60 and $51,913, respectively and received $3,497 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4.  SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $10,966,831 and $9,697,505, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At November 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $300.


5.  FEDERAL INCOME TAX STATUS

At May 31, 1999, the Fund had a net capital loss carryover of approximately $21,281,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through May 31 of the following years:


                               AMOUNT IN THOUSANDS
                      ------------------------------------
                       2004            2005         2006
                       ----            ----         ----
                       $6,371          $1,455       $13,455
                       ======          ======       =======


Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $195,000 during fiscal 1999.

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and income from the mark-to-market of passive foreign investment companies.

Morgan Stanley Dean Witter International SmallCap Fund
Notes to Financial Statements November 30, 1999 (unaudited) continued

6.  SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                         FOR THE SIX                          FOR THE YEAR
                                                         MONTHS ENDED                             ENDED
                                                      NOVEMBER 30, 1999                       MAY 31, 1999
                                              ----------------------------------   -----------------------------------
                                                         (unaudited)
                                                   SHARES            AMOUNT             SHARES             AMOUNT
                                              ---------------   ----------------   ---------------   -----------------
CLASS A SHARES
Sold ......................................       2,345,436      $  25,240,757           817,915       $   6,762,506
Redeemed ..................................      (2,260,388)       (24,560,020)         (798,885)         (6,671,991)
                                                 ----------      -------------          --------       -------------
Net increase - Class A ....................          85,048            680,736            19,030              90,515
                                                 ----------      -------------          --------       -------------
CLASS B SHARES
Sold ......................................       7,549,815         82,134,836         1,186,270          10,200,450
Redeemed ..................................      (7,031,138)       (77,654,329)       (3,614,395)        (29,188,640)
                                                 ----------      -------------        ----------       -------------
Net increase (decrease) - Class B .........         518,677          4,480,507        (2,428,125)        (18,988,190)
                                                 ----------      -------------        ----------       -------------
CLASS C SHARES
Sold ......................................         167,758          1,911,598            37,809             310,537
Redeemed ..................................        (123,343)        (1,421,776)          (25,250)           (216,451)
                                                 ----------      -------------        ----------       -------------
Net increase - Class C ....................          44,415            489,822            12,559              94,086
                                                 ----------      -------------        ----------       -------------
CLASS D SHARES
Sold ......................................         469,637          5,567,921           161,889           1,219,122
Redeemed ..................................        (432,535)        (5,100,866)         (198,378)         (1,585,520)
                                                 ----------      -------------        ----------       -------------
Net increase (decrease) - Class D .........          37,102            467,055           (36,489)           (366,398)
                                                 ----------      -------------        ----------       -------------
Net increase (decrease) in Fund ...........         685,242      $   6,118,121        (2,433,025)      $ (19,169,987)
                                                 ==========      =============        ==========       =============

7.  PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At November 30, 1999, there were outstanding forward contracts.

At November 30, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

Morgan Stanley Dean Witter International SmallCap Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED                ENDED               THROUGH
                                                               NOVEMBER 30, 1999         MAY 31, 1999         MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $ 8.93                    $8.85               $8.96
                                                                  ------                    -----               -----
Income (loss) from investment operations:
 Net investment loss ...................................           (0.46)                       -                   -
 Net realized and unrealized gain (loss) ...............            3.77                     0.08               (0.11)
                                                                  ------                    -----               -----
Total income (loss) from investment operations .........            3.31                     0.08               (0.11)
                                                                  ------                    -----               -----
Net asset value, end of period .........................          $12.24                    $8.93               $8.85
                                                                  ======                    =====               =====
TOTAL RETURN+  .........................................           37.37 %(1)                0.68 %             (1.23)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            2.08 %(2)(3)             2.36 %(3)           2.52 %(2)
Net investment income (loss) ...........................           (0.54)%(2)(3)            (0.12)%(3)           0.03 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $1,713                    $491                $318
Portfolio turnover rate ................................              13 %                    31 %               178 %

-------------
  *   The date shares were first issued.
  + The per share amounts were computed using an average number of shares outstanding during the period.
  ++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
  (1) Not annualized.
  (2) Annualized.
  (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Highlights, continued


                                                                FOR THE SIX
                                                               MONTHS ENDED
                                                           NOVEMBER 30, 1999++
                                                         ------------------------
                                                                (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $ 8.82
                                                                ------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.02)
 Net realized and unrealized gain (loss) ...............         3.26
                                                                ------
Total income (loss) from investment operations .........         3.24
                                                                ------
Dividends from net investment income ...................            -
                                                                ------
Capital contribution ...................................            -
                                                                ------
Net asset value, end of period .........................        $12.06
                                                                ======
TOTAL RETURN+ .........................................          37.05 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          2.83 %(2)(4)
Net investment loss ....................................         (1.29)%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $72,895
Portfolio turnover rate ................................           13 %(1)



                                                                              FOR THE YEAR ENDED MAY 31,
                                                         --------------------------------------------------------------------
                                                               1999++          1998**++          1997              1996
                                                         ------------------ -------------- ------------------ ---------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $ 8.80          $ 8.92         $10.28            $ 8.54
                                                               ------          ------         ------            ------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.09)          (0.11)         (0.16)            (0.08)
 Net realized and unrealized gain (loss) ...............         0.11           (0.01)         (0.88)             1.82
                                                               ------          ------         ------            ------
Total income (loss) from investment operations .........         0.02           (0.12)         (1.04)             1.74
                                                               ------          ------         ------            ------
Dividends from net investment income ...................           -               -           (0.38)               -
                                                               ------          ------         ------            ------
Capital contribution ...................................           -               -            0.06                -
                                                               ------          ------         ------            ------
Net asset value, end of period .........................       $ 8.82          $ 8.80         $ 8.92            $10.28
                                                               ======          ======         ======            ======
TOTAL RETURN+  .........................................         0.00 %         (1.35)%        (9.52)%(3)        20.37 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         3.12 %(4)       3.06 %         2.89 %            2.85 %
Net investment loss ....................................        (0.88)%(4)      (1.24)%        (1.34)%           (1.09)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $48,711         $69,960       $105,308          $145,254
Portfolio turnover rate ................................           31 %           178 %           46 %              44 %


                                                            FOR THE PERIOD
                                                            JULY 29, 1994*
                                                               THROUGH
                                                             MAY 31, 1995
                                                         -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $10.00
                                                              ------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.08)
 Net realized and unrealized gain (loss) ...............       (1.38)
                                                              ------
Total income (loss) from investment operations .........       (1.46)
                                                              ------
Dividends from net investment income ...................          -
                                                              ------
Capital contribution ...................................          -
                                                              ------
Net asset value, end of period .........................      $ 8.54
                                                              ======
TOTAL RETURN+  .........................................      (14.60)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        2.90 %(2)
Net investment loss ....................................       (1.12)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $93,729
Portfolio turnover rate ................................          41 %(1)

--------------
  *   Commencement of operations.
  ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
  + The per share amounts were computed using an average number of shares outstanding during the period.
  ++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
  (1) Not annualized.
  (2) Annualized.
  (3) Includes voluntary capital contribution from Morgan Grenfell Investment Services Limited, the former sub-advisor, the effect of which was to increase total return by 0.59%.
  (4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Highlights, continued

                                                                                                             FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR        JULY 28, 1997*
                                                                 MONTHS ENDED                ENDED               THROUGH
                                                               NOVEMBER 30, 1999         MAY 31, 1999         MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS C SHARES+
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $ 8.83                   $ 8.80              $ 8.96
                                                                 ------                   ------              ------
Income (loss) from investment operations:
 Net investment loss ...................................          (1.66)                   (0.06)              (0.09)
 Net realized and unrealized gain (loss) ...............           4.91                     0.09               (0.07)
                                                                 ------                   ------              ------
Total income (loss) from investment operations .........           3.25                     0.03               (0.16)
                                                                 ------                   ------              ------
Net asset value, end of period .........................         $12.08                   $ 8.83              $ 8.80
                                                                 ======                   ======              ======
TOTAL RETURN+  .........................................          36.96 %(1)                0.23 %             (1.79)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           2.83 %(2)(3)             2.90 %(3)           3.16 %(2)
Net investment loss ....................................          (1.29)%(2)(3)            (0.66)%(3)          (1.37)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $795                     $189                $77
Portfolio turnover rate ................................            13 %(1)                  31 %              178 %

--------------
  *   The date shares were first issued.
  + The per share amounts were computed using an average number of shares outstanding during the period.
  ++ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
  (1) Not annualized.
  (2) Annualized.
  (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter International SmallCap Fund
Financial Highlights, continued


                                                                                                         FOR THE PERIOD
                                                                  FOR THE SIX          FOR THE YEAR      JULY 28, 1997*
                                                                 MONTHS ENDED              ENDED             THROUGH
                                                               NOVEMBER 30, 1999       MAY 31, 1999       MAY 31, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $ 8.94                 $8.87             $8.96
                                                                 ------                 -----             -----
Income (loss) from investment operations:
 Net investment income (loss) ..........................          (0.01)                 0.04                -
 Net realized and unrealized gain (loss) ...............           3.35                  0.03             (0.09)
                                                                 ------                 -----             -----
Total income (loss) from investment operations .........           3.34                  0.07             (0.09)
                                                                 ------                 -----             -----
Net asset value, end of period .........................         $12.28                 $8.94             $8.87
                                                                 ======                 =====             =====
TOTAL RETURN+ .........................................           37.67 %(1)             0.56%            (1.00)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           1.83 %(2)(3)          2.12%(3)          2.31 %(2)
Net investment income (loss) ...........................          (0.29)%(2)(3)          0.12%(3)         (0.02)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $1,184                 $530              $850
Portfolio turnover rate ................................             13 %(1)              31%              178 %

--------------
  *   The date shares were first issued.
  + The per share amounts were computed using an average number of shares outstanding during the period.
  ++ Calculated based on the net asset value as of the last business day of the period.
  (1) Not annualized.
  (2) Annualized.
  (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
INTERNATIONAL
SMALLCAP FUND


[GRAPHIC OMITTED]

SEMIANNUAL REPORT
NOVEMBER 30, 1999